Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Costs, Variable Lease Costs and Sub Lease Income
The following table summarizes operating lease costs and variable lease costs, as well as sublease income:

	Nine months ended September 30,
	2023	2022
	(in thousands)
Operating lease costs	$3,263	$2,826
Variable lease costs	1,551	1,698
Sublease income	(2,312)	(1,210)

Net lease cost	$2,502	$3,314

The following table summarizes operating lease costs and variable lease costs, as well as sublease income for the year ended December 31, 2022:

	Years ended December 31,
	2022	2021
	(in thousands)
Operating lease costs	$3,913	$2,592
Variable lease costs	2,142	2,127
Sublease income	(1,979)	(861)

Net lease cost	$4,076	$3,858

Schedule of Operating Lease Liabilities and Minimum Lease Payments
The maturities of the Company’s operating lease liabilities and minimum lease payments as of September 30, 2023 were as follows:

For the Years Ending December 31,	Amount (in thousands)
2023	1,134
2024	4,578
2025	4,715
2026	4,857
Thereafter	26,265

Total undiscounted lease payments	$41,549
Less: imputed interest	(13,211)

Present value of operating lease liabilities	$28,338

The maturities of our operating lease liabilities as of December 31, 2022 were as follows:

For the Years Ending December 31,	Amount (in thousands)
2023	4,444
2024	4,578
2025	4,715
2026	4,857
Thereafter	26,266

Total undiscounted lease payments	$44,860
Less: imputed interest	(15,383)

Present value of operating lease liabilities	$29,477

Schedule of Lease Term and Discount Rate
The following table summarizes the lease term and discount rate as of September 30, 2023:

September 30, 2023
Weighted-average remaining lease term (years)
Operating leases	7.5
Weighted-average discount rate
Operating leases	10.6%

The following table summarizes the lease term and discount rate as of December 31, 2022:

As of December 31, 2022
Weighted-average remaining lease term (years)
Operating leases	8.2
Weighted-average discount rate
Operating leases	10.6%

Schedule of Operating Lease Liabilities
The following table summarizes the supplemental cash flow information related to the Company’s operating lease:

	Nine months ended September 30,
	2023	2022
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$3,310	$2,226
Increase in lease liabilities and right-of-use assets due to lease remeasurements	$—	$6,262

The following table summarizes the supplemental cash flow information related to the Company’s operating leases for the year ended December 31, 2022.

	Years ended December 31,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$3,326	$3,810
Increase in lease liabilities and right-of-use assets due to lease remeasurement	$6,262	$10,901